Inventories (Schedule Of Inventories) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Inventories [Abstract]
Components and raw materials	€ 189,174	€ 138,965
Work in process	175,564	128,728
Finished goods	70,918	28,165
Total inventories, gross	435,656	295,857
Allowance for obsolescence	(58,989)	(41,301)	(46,939)	(32,615)
Total inventories, net	€ 376,667	€ 254,557